Transactions with Related Parties (Narrative7) (Details) (Member of Ocean Rig UDW's Board of Directors [Member], EUR €)	0 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Member of Ocean Rig UDW's Board of Directors [Member]
Transactions with Related Parties
Legal Fees	€ 47,390	€ 33,149